Consolidated Balance Sheets (Parenthetical) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Common stock, par value	[1]	$ 0.00001	$ 0.00001
Common stock, shares authorized	[1]	5,000,000,000	5,000,000,000
Common stock, shares, issued	[1]	80,321,873	83,020,061
Common stock, shares, outstanding	[1]	80,321,873	83,020,061
Common Class A [Member]
Common stock, shares authorized	[1]	4,000,000,000	4,000,000,000
Common stock, shares, issued	[1]	64,423,557	64,423,557
Common stock, shares, outstanding	[1]	64,423,557	64,423,557
Common Class B [Member]
Common stock, shares authorized	[1]	1,000,000,000	1,000,000,000
Common stock, shares, issued	[1]	18,596,504	18,596,504
Common stock, shares, outstanding	[1]	18,596,504	18,596,504

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).